Depreciation, Amortization And Impairment Loss Of Property, Plant And Equipment And Financial Assets Under IFRS 9 (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
DEPRECIATION, AMORTIZATION AND IMPAIRMENT LOSS OF PROPERTY, PLANT AND EQUIPMENT AND FINANCIAL ASSETS UNDER IFRS 9
Depreciation	$ (351,854)	$ (289,546)	$ (279,522)
Amortization	(35,576)	(23,537)	(22,177)
Total	$ (387,430)	$ (313,083)	$ (301,699)